FINANCIAL INSTRUMENTS CLASSIFICATION (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Assets [Abstract]
Cash and due from banks	S/ 33,930,948	S/ 34,183,840	[1]	S/ 39,320,740
Cash collateral, reverse repurchase agreements and securities borrowings	1,410,647	1,101,856	[1]	1,766,948
At fair value through profit or loss	4,982,661	4,199,334	[1]	5,928,538
Investments at fair value through other comprehensive income, Note 6(b)	37,043,940	30,786,161	[1]	34,758,443
Amortized cost investments	10,188,927	10,445,729	[1]	8,265,559
Loans, net	136,698,135	140,753,972	[1]	139,120,104
Financial assets designated at fair value through profit or loss	228,538,857	226,165,509
Due from customers on banker's acceptances	412,401	699,678	[1]	532,404
Other assets, Note 12(a)	3,060,266	3,226,138
Liabilities [Abstract]
Deposits and obligations	147,704,994	147,020,787	[1]	149,596,545
Payables from repurchase agreements and securities lending	10,168,427	12,966,725	[1]	22,013,866
Due to banks and correspondents	12,278,681	8,937,411	[1]	7,212,946
Due from customers on banker's acceptances	412,401	699,678	[1]	532,404
Lease liabilities	512,579	578,074	[1]	655,294
Financial liabilities at fair value through profit or loss	641,915	191,010	[1]	337,909
Bonds and notes issued	14,594,785	17,007,194	[1]	S/ 17,823,146
Other liabilities, Note 12(a)	5,478,510	5,309,868
Financial Liabilities [Member]
Liabilities [Abstract]
Deposits and obligations	147,704,994	147,020,787
Payables from repurchase agreements and securities lending	10,168,427	12,966,725
Due to banks and correspondents	12,278,681	8,937,411
Due from customers on banker's acceptances	412,401	699,678
Lease liabilities	512,579	578,074
Financial liabilities at fair value through profit or loss	641,915	191,010
Bonds and notes issued	14,594,785	17,007,194
Other liabilities, Note 12(a)	5,478,510	5,309,868
Financial liabilities, at fair value	191,792,292	192,710,747
Financial Liabilities at Fair Value through Profit or Loss [Member] | Investments and Derivates [Member]
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and securities lending	0	0
Due to banks and correspondents	0	0
Due from customers on banker's acceptances	0	0
Lease liabilities	0	0
Financial liabilities at fair value through profit or loss	641,915	191,010
Bonds and notes issued	0	0
Other liabilities, Note 12(a)	891,999	1,345,665
Financial liabilities, at fair value	1,533,914	1,536,675
Financial Liabilities at Fair Value through Profit or Loss [Member] | Investments Designated at Inception [Member]
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and securities lending	0	0
Due to banks and correspondents	0	0
Due from customers on banker's acceptances	0	0
Lease liabilities	0	0
Financial liabilities at fair value through profit or loss	0	0
Bonds and notes issued	0	0
Other liabilities, Note 12(a)	0	0
Financial liabilities, at fair value	0	0
Financial Liabilities Measured at Amortized Cost [Member]
Liabilities [Abstract]
Deposits and obligations	147,704,994	147,020,787
Payables from repurchase agreements and securities lending	10,168,427	12,966,725
Due to banks and correspondents	12,278,681	8,937,411
Due from customers on banker's acceptances	412,401	699,678
Lease liabilities	512,579	578,074
Financial liabilities at fair value through profit or loss	0	0
Bonds and notes issued	14,594,785	17,007,194
Other liabilities, Note 12(a)	4,586,511	3,964,203
Financial liabilities, at fair value	190,258,378	191,174,072
Financial Assets [Member]
Assets [Abstract]
Cash and due from banks	33,930,948	34,183,840
Cash collateral, reverse repurchase agreements and securities borrowings	1,410,647	1,101,856
At fair value through profit or loss	4,982,661	4,199,334
Investments at fair value through other comprehensive income, Note 6(b)	37,043,940	30,786,161
Amortized cost investments	10,188,927	10,445,729
Loans, net	136,698,135	140,753,972
Financial assets designated at fair value through profit or loss	810,932	768,801
Due from customers on banker's acceptances	412,401	699,678
Other assets, Note 12(a)	3,060,266	3,226,138
Financial assets, at fair value	228,538,857	226,165,509
Financial Assets at Fair Value through Profit or Loss [Member]
Assets [Abstract]
Financial assets, at fair value	810,932	768,801
Financial Assets at Fair Value through Profit or Loss [Member] | Investments and Derivates [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	4,982,661	4,199,334
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker's acceptances	0	0
Other assets, Note 12(a)	987,663	1,478,726
Financial assets, at fair value	5,970,324	5,678,060
Financial Assets at Fair Value through Profit or Loss [Member] | Investments Designated at Inception [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	810,932	768,801
Due from customers on banker's acceptances	0	0
Other assets, Note 12(a)	0	0
Financial assets, at fair value	810,932	768,801
Financial Assets at Fair Value through Other Comprehensive Income [Member] | Investments Designated at Inception [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	334,802	336,355
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker's acceptances	0	0
Other assets, Note 12(a)	0	0
Financial assets, at fair value	334,802	336,355
Financial Assets at Fair Value through Other Comprehensive Income [Member] | Investments [Member]
Assets [Abstract]
Cash and due from banks	0	0
Cash collateral, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	36,709,138	30,449,806
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker's acceptances	0	0
Other assets, Note 12(a)	0	0
Financial assets, at fair value	36,709,138	30,449,806
Financial Assets Measured at Amortized Cost [Member]
Assets [Abstract]
Cash and due from banks	33,930,948	34,183,840
Cash collateral, reverse repurchase agreements and securities borrowings	1,410,647	1,101,856
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	10,188,927	10,445,729
Loans, net	136,698,135	140,753,972
Financial assets designated at fair value through profit or loss	0	0
Due from customers on banker's acceptances	412,401	699,678
Other assets, Note 12(a)	2,072,603	1,747,412
Financial assets, at fair value	S/ 184,713,661	S/ 188,932,487

[1]	See note 3(b).